Other Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Intangible Assets [Abstract]
Schedule of Acquired Intangible Assets by Class
Other intangible assets consisted of the following:

	March 31,		December 31,
	2013		2012
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization
Purchased and internally developed software	$554	(340)	575	(352)
Affiliate and customer relationships	2,435	(1,661)	2,445	(1,624)
Debt origination fees	62	(18)	54	(18)
Trademarks (indefinite life)	2,429	—	2,429	—
	$5,480	(2,019)	5,503	(1,994)

Other intangible assets consisted of the following:

	December 31,				Weighted average remaining life (years)
	2012		2011
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization

Purchased and internally developed software	$575	(352)	473	(307)	2.2
Affiliate and customer relationships	2,445	(1,624)	2,440	(1,446)	4.8
Debt origination fees	54	(18)	47	(11)	6.4
Trademarks (indefinite life)	2,429	—	2,428	—	—
	$5,503	(1,994)	5,388	(1,764)	4.3

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of March 31, 2013, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$205
2014	261
2015	237
2016	185
2017	120
As of December 31, 2012, the amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

2013	$272
2014	260
2015	230
2016	181
2017	119